SUPPLEMENT DATED NOVEMBER 2, 2009

TO PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to certain investment options that are available under your Contract.

The names of the following investment options have changed to:

Old Name	New Name

Legg Mason Partners Variable Fundamental Value Portfolio	Legg Mason ClearBridge Variable Fundamental Value Portfolio

Legg Mason Partners Variable Investors Portfolio	Legg Mason ClearBridge Variable Investors Portfolio

Legg Mason Partners Variable Strategic Bond Portfolio	Legg Mason Western Asset Variable Strategic Bond Portfolio

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason ClearBridge Variable Equity Income Builder Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Futurity                                                                                                                                           11/09